CONDENSED SCHEDULES OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
CONDENSED SCHEDULES OF INVESTMENTS
Schedule of unrealized profit (loss) on open contracts on the Statements of Financial Condition

December 31, 2017

	Long Positions			Short Positions			Net Unrealized
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	715	$417,818	0.06%	(3,905)	$955,207	0.14%	$1,373,025	0.20%	January 2018 - May 2018
Currencies - Futures	1,658	158,923	0.02%	(2,544)	(1,639,851)	-0.24%	(1,480,928)	-0.22%	March 2018
Currencies - Forwards*	452,280,118	7,024,065	1.04%	(230,152,972)	(2,301,222)	-0.34%	4,722,843	0.70%	January 2018 - March 2018
Energy	1,611	4,997,898	0.74%	(1,002)	(1,887,240)	-0.28%	3,110,658	0.46%	January 2018 - March 2018
Interest rates	4,024	(1,844,918)	-0.27%	(6,336)	1,298,694	0.19%	(546,224)	-0.08%	March 2018 - December 2020
Metals	2,426	11,997,664	1.78%	(973)	(4,374,250)	-0.65%	7,623,414	1.13%	January 2018 - May 2018
Stock indices	5,975	2,342,568	0.35%	(1,031)	(589,550)	-0.09%	1,753,018	0.26%	January 2018 - March 2018

Total		$25,094,018	3.72%		$(8,538,212)	-1.27%	$16,555,806	2.45%

December 31, 2016

	Long Positions			Short Positions
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	1,343	$(829,500)	-0.09%	(2,577)	$3,088,279	0.35%	$2,258,779	0.26%	January 2017 - May 2017
Currencies - Futures	—	—	0.00%	(4,246)	4,263,986	0.48%	4,263,986	0.48%	March 2017
Currencies - Forwards*	375,072,969	2,624,303	0.30%	(228,896,545)	(1,483,334)	-0.17%	1,140,969	0.13%	January 2017 - March 2017
Energy	545	587,351	0.07%	(210)	(425,312)	-0.05%	162,039	0.02%	January 2017 - March 2017
Interest rates	3,943	924,684	0.10%	(7,799)	891,077	0.10%	1,815,761	0.20%	March 2017 - December 2019
Metals	1,245	(1,075,952)	-0.12%	(1,533)	(490,328)	-0.06%	(1,566,280)	-0.18%	January 2017 - April 2017
Stock indices	7,991	2,944,929	0.33%	(283)	(45,935)	-0.01%	2,898,994	0.32%	January 2017 - March 2017

Total		$5,175,815	0.59%		$5,798,433	0.64%	$10,974,248	1.23%

*Currencies-Forwards present notional amounts as converted to USD.